Disclosure of detailed information about carrying amount of property and equipment (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Property and equipment	$ 2,681	$ 17,162
Canadian Oil and Gas Properties [Member]
Statements Line Items
Property and equipment	99	3,604
United States Oil and Gas Properties [Member]
Statements Line Items
Property and equipment	2,569	13,542
Corporate and Other Assets [Member]
Statements Line Items
Property and equipment	$ 13	$ 16